Note 5 - Personnel Expenses Including Share-based Remuneration - Personnel Expenses (Details) - USD ($) $ in Thousands	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Salaries including bonuses	$ 3,965	$ 26,599	$ 26,697	$ 25,895
Social security cost, excluding amounts related to share-based remuneration	1,007	4,260	3,428	4,235
External temporary hires	27	672	1,687	686
Defined-contribution pension cost	429	1,555	2,066	2,068
Other personnel related expenses	544	1,493	2,244	1,935
Personnel expenses excluding share-based remuneration	5,972	34,579	36,121	34,819
Share-based remuneration, including related social security costs		914	4,846	9,496
Total	$ 5,972	$ 35,493	$ 40,968	$ 44,315